Fair Values - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	$ 569,691,898	$ 489,641,114	$ 450,614,394
Liabilities	507,844,212	422,162,798	404,941,516
Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,396,241	1,769,675		$ 2,881,461
Deposits [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	360,097,275
Deposits [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	359,875,025
Deposits [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	359,875,025
Loans from the argentine central bank and other financial institutions [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	19,446,028
Loans from the argentine central bank and other financial institutions [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	17,689,372
Loans from the argentine central bank and other financial institutions [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	17,689,372
Debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	29,983,653
Debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	29,269,086
Debt securities [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	29,269,086
Subordinated debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	9,767,874
Subordinated debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	8,513,061
Subordinated debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	8,513,061
Repo transactions [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	1,948,559
Repo transactions [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,944,965
Repo transactions [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,944,965
Other financial liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	63,235,042
Other financial liabilities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	63,235,113
Other financial liabilities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	63,235,113
Cash and due from banks [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	143,309,428
Cash and due from banks [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	143,309,428
Cash and due from banks [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	143,309,428
Loans and other financing [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	282,710,068
Loans and other financing [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	289,581,428
Loans and other financing [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	289,581,428
Other financial assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	9,047,932
Other financial assets [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	4,264,431	4,516,227	4,544,877
Other financial assets [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	9,047,932
Other financial assets [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	9,047,932
Other debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	14,424,134
Other debt securities [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	9,112,099	142,450	930,257
Other debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	14,631,751
Other debt securities [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	763,126
Other debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	13,868,625
Repo transactions [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	2,068,076
Repo transactions [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	2,068,076
Repo transactions [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	2,068,076
Financial assets pledged as collateral [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	10,817,492
Financial assets pledged as collateral [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	3,184,346	$ 2,249,914	$ 4,205,704
Financial assets pledged as collateral [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	10,817,492
Financial assets pledged as collateral [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	$ 10,817,492